FINANCIAL INSTRUMENTS - Debt Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	May 02, 2013	Oct. 16, 2009	Sep. 30, 2008	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 03, 2012	Jun. 30, 2011
Debt and interest
Repayments				$ 0	$ 43
BNAF Notes
Debt and interest
Notional amount								$ 4,000
5.7% notes
Debt and interest
Notional amount				850	850			$ 850
Borrowings, interest rate (as percent)								5.70%
Repayments				0	0
3.85%/5.25% notes
Debt and interest
Notional amount							$ 2,000
5.25% Notes
Debt and interest
Notional amount				$ 375	375		$ 750
Borrowings, interest rate (as percent)				5.25%			5.25%
Repayments				$ 0	0	$ 375
BPADF notes due 2039 [Member]
Debt and interest
Notional amount		$ 850
Borrowings, interest rate (as percent)		5.95%
Repayments					43
Borrowings, maturity		30
LLCs notes due 2013, due 2019 and due 2038 [Member]
Debt and interest
Notional amount			$ 1,250
7.50% Notes Due 2038
Debt and interest
Notional amount			$ 250
Borrowings, interest rate (as percent)			7.50%
Borrowings, maturity			30
5.75% notes
Debt and interest
Notional amount	$ 3,000
5.75% Notes
Debt and interest
Notional amount	$ 850			850	850
Borrowings, interest rate (as percent)	5.75%
Repayments				0	$ 0
Credit Facility Due 2021
Debt and interest
Repayments	$ 2,000
Credit facility due 2028 [Member]
Debt and interest
Undrawn borrowing facilities				$ 3,000
Basis spread				1.00%
Line of credit facility, standby rate				0.09%